Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Subsidiaries

The accompanying consolidated financial statements reflect the activities of the Group and each of the following entities:

Name	Background	Ownership %	Principal of activity
Ohmyhome (BVI) Limited	● A BVI company ● Incorporated on July 27, 2022	100% owned by the Company	Investment holding

Ohmyhome (S)	● A Singapore company ● Incorporated on June 12, 2015	100% owned by Ohmyhome BVI	Principally engaged in the provision of a one-stop-shop property platform for its customers

Ohmyhome Property Management Pte. Ltd. (Formerly known as Simply Sakal Pte. Ltd.)	● A Singapore company ● Incorporated on January 4, 1995 ● Acquired by Ohmyhome (BVI) on October 6, 2023 ● Changed its entity name to Ohmyhome Property Management Pte. Ltd. on November 8, 2023	100% owned by Ohmyhome (BVI)	Principally engaged in the provision of estate management services for residential, commercial and industrial real estate in Singapore.

Ohmyhome Property Inc.	● A Philippine company ● Incorporated on September 10, 2020	100% owned by Ohmyhome BVI	Principally engaged in the provision of brokerage service for its customers.

Ohmyhome Renovation Pte. Ltd.	● A Singapore company ● Incorporated on March 5, 2020	100% owned by Ohmyhome (S)	Principally engaged in design and build, project management for interior decoration projects for residential and commercial units.

The DreamR II Pte. Ltd. (Formerly known as Ohmyhome Insurance Pte. Ltd.)	● A Singapore company ● Incorporated on March 5, 2020 ● Changed its entity name from Ohmyhome Insurance Pte. Ltd. to The DreamR II Pte. Ltd. on April 8, 2025	100% owned by Ohmyhome (S)	Dormant

Cora.Pro Pte. Ltd.	● A Singapore company ● Incorporated on May 31, 2020	100% owned by Ohmyhome (S)	Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments.

DreamR Project Pte. Ltd. (formerly known as Ganze Pte. Ltd.)	● A Singapore company ● Incorporated on December 7, 2021 ● Changed its entity name from Ganze Pte. Ltd. To DreamR Project Pte. Ltd. on June 5,2023	100% owned by Ohmyhome (S)	Principally engaged in interior decoration projects of high-end residential and commercial units.

Ohmyhome Sdn. Bhd. (“Ohmyhome (M)”)	● A Malaysia company ● Incorporated on January 17, 2019	49% owned by Ohmyhome (S)*	Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia

Ohmyhome Realtors Sdn. Bhd.	● A Malaysia company ● Incorporated on January 17, 2019	49% owned by Ohmyhome (M)*	Principally engaged in the provision of brokerage service for its customers

Ohswiftwing Pte. Ltd.	● A Singapore company ● Incorporated on July 21, 2025	100% owned by the Company	principally engaging in the provision of digital marketing services

*	Where less than 50% of the equity interest held in the investee, management has exercised significant judgement and determine that the investee should be consolidated as a subsidiary of the Group, as the Group controls the operating and financing activities and decisions that significantly affect performance and distributions of the investee, through control of their board of directors.